FIXED ASSETS, NET	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
FIXED ASSETS, NET

NOTE 5 - FIXED ASSETS, NET

	December 31,
	2022	2021
	USD in thousands
Cost:
Computers and software	839	739
Office furniture and equipment	356	255
Leasehold improvements	479	392
	1,674	1,386
Less – accumulated depreciation	1,076	883
Fixed assets, net	598	503

Foresight Autonomous Holdings Ltd.

Notes to the consolidated financial statements

(Dollars in thousands, except per share data)

Depreciation expenses for the years ended December 31, 2022 and December 31, 2021 were $218 and $159, respectively.